RELATED PARTIES - TRANSACTIONS AND BALANCES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Key management:
Payables and accrued expenses	$ 9	$ 93
Severance pay obligations	65	70
Provision for vacation	186	186
Directors fee and services	$ 74	$ 76